Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables
Cash and cash equivalents	€ 8,372	€ 12,263	€ 8,744	€ 8,744
Assets	443,814	439,769	392,008
Shareholders' equity
Share capital	320	323		322
Revaluation account	7,480	5,873
Group equity	24,661	24,433	22,531	22,531	€ 24,079
Long-term borrowings	7,574	4,338
Other current liabilities	16,111	14,093
Total liabilities	419,153	415,336	369,476
Total equity and liabilities	443,814	439,769	€ 392,008
Aegon N.V [member]
Non-current assets
Shares in group companies	24,846	25,037		22,099
Loans to group companies	1,392	1,337		2,487
Other non-current assets	148
Financial fixed assets	26,386	26,374
Receivables
Receivables from group companies	56	112
Other receivables	100	175
Other current assets	198	124
Accrued interest and rent	9	13
Receivables	363	424
Cash and cash equivalents	887	1,032
Assets	27,636	27,830
Shareholders' equity
Share capital	320	323
Paid-in surplus	7,160	7,213
Revaluation account	7,491	6,120
Legal reserves – foreign currency translation reserve	(601)	426
Legal reserves in respect of group companies	1,710	1,703
Retained earnings, including treasury shares	8,617	7,218
Remeasurement of defined benefit plans of group companies	(2,534)	(2,397)
Net income / (loss)	(146)	1,235
Group equity	22,018	21,842		€ 19,200
Other equity instruments	2,569	2,571
Total equity	24,586	24,413
Subordinated borrowings	1,345	1,403
Long-term borrowings	1,218	1,257
Non-current liabilities	2,563	2,660
Loans from group companies	6	6
Payables to group companies	44	484
Other current liabilities	406	236
Accruals and deferred income	30	31
Current liabilities	486	757
Total liabilities	3,049	3,417
Total equity and liabilities	€ 27,636	€ 27,830